Summarized Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Selected Quarterly Financial Information [Abstract]
Revenues	$ 263,772	$ 241,747	$ 245,110	$ 246,508	$ 242,103	$ 160,945	$ 114,668	$ 116,469	$ 997,137	$ 634,185	$ 454,851
Income (loss) from operations	37,213	20,000	27,596	25,723	18,875	(57,127)	4,184	11,328	110,532	(22,740)	52,209
Net income (loss)	$ 28,537	$ 16,692	$ 24,409	$ 11,500	$ 22,455	$ (52,781)	$ 5,188	$ 9,467	$ 81,138	$ (15,671)	$ 20,612
Net income (loss) per share:
Basic (dollars per share)	$ 1.31	$ 0.77	$ 1.12	$ 0.53	$ 1.05	$ (2.97)	$ 0.48	$ 0.88	$ 3.73	$ (1.03)	$ 1.93
Diluted (dollars per share)	$ 1.29	$ 0.75	$ 1.10	$ 0.52	$ 1.02	$ (2.97)	$ 0.46	$ 0.84	$ 3.67	$ (1.03)	$ 1.84